Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 37	SFr (2)	SFr 1
Proceeds from transfer of assets	6,604	3,954	9,813
Cash received on interests that continue to be held	28	69	148
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	0	(4)	5
Proceeds from transfer of assets	14,817	9,866	20,062
Purchases of previously transferred financial assets or their underlying collateral	(2)	0	(1)
Servicing fees	3	2	3
Cash received on interests that continue to be held	368	529	457
Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	31	26	24
Proceeds from transfer of assets	7,664	2,813	1,740
Servicing fees	135	137	0
Cash received on interests that continue to be held	4	2	3
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	37	(2)	1
Proceeds from transfer of assets	6,604	3,954	9,813
Cash received on interests that continue to be held	28	69	148
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	0	(4)	5
Proceeds from transfer of assets	14,817	9,866	20,062
Purchases of previously transferred financial assets or their underlying collateral	(2)	0	(1)
Servicing fees	3	2	3
Cash received on interests that continue to be held	368	529	457
Bank | Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	31	26	24
Proceeds from transfer of assets	7,664	2,813	1,740
Servicing fees	135	137	0
Cash received on interests that continue to be held	SFr 4	SFr 2	SFr 3